Other Income, Net (Tables)	6 Months Ended
May 31, 2026
Other Income, Net [Abstract]
Schedule of Other Income, Net
	For the Six Months Ended May 31,
	2025 (Unaudited)	2026 (Unaudited)
	HK$	HK$	US$
Bank interest income	794,879	1,026,294	130,962
Sundry income	158,694	255,445	32,596
Total	953,573	1,281,739	163,558